Schedule of Assets (Held at End of Year) (Details) - EBP 002 [Member]	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, PlanNumber	002
Employee Benefit Plan, Plan Name	Retirement Savings Plan for Salaried Employees
Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
EBP, Investment, Issuer Name [Extensible Enumeration]	Notes Receivable From Participants [Member]
Employee Benefit Plan, Maturity Date	Jan. 15, 2031
Current Value	$ 14,786,603
Investment, Identifier [Axis]: Total Assets
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 14,786,603
Minimum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Interest Rate	3.25%
Maximum [Member] | Investment, Identifier [Axis]: Notes Receivable from Participants
EBP, Schedule of Asset Held for Investment [Line Items]
Employee Benefit Plan, Interest Rate	9.75%